Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Investments in Affiliates [Abstract]
Schedule of investments in affiliates
	As of December 31,
	2015	2016
	RMB	RMB
Teamhead Automobile	528	227
Sincere Fame	283,666	294,349
Total	284,194	294,576